Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	YELLOW7, Inc
Entity Central Index Key	0001499618
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	61,800,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 4,612	$ 12,021
Accounts receivable, net of allowance of $3,500 and $3,500, respectively	40,846	20,342
Deferred tax asset - current	5,000	16,000
Total current assets	50,458	48,363
Furniture and Equipment, net	153,326	105,814
Deferred tax asset - non-current	2,000
Total Assets	205,784	154,177
Liabilities:
Accounts payable and accrued expenses	83,140	97,593
Loans payable - stockholder	8,000
Loans payable - current portion	22,136	23,392
Total current liabilities	113,276	120,985
Non-current Liabilities
Loans payable - net of current portion	119,759	80,609
Total non-current liabilities	119,759	80,609
Total liabilities	233,035	201,594
Members'/Stockholders' Equity (Deficit):
Common stock, $0.0001 par value; 100,000,000 shares authorized, 62,150,000 and 40,210,000 shares issued and outstanding	6,215	4,021
Additional paid in capital	5,249	2,499
Treasury stock, at cost; 350,000 and -0- shares at September 30, 2011 and December 31, 2010, respectively	(3,500)
Members' Equity (Deficit)
Retained Earnings (Deficit)	(35,215)	(53,937)
Total Members'/Stockholders' Equity (Deficit)	(27,251)	(47,417)
Total Liabilites and Member's Equity	$ 205,784	$ 154,177

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	62,150,000	62,150,000
Common stock, shares issued	40,210,000	40,210,000

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue, net	$ 878,268	$ 701,603
Cost of sales
Contract labor	43,437	47,176
Other costs of sales	83,890	28,585
Total cost of sales	127,327	75,761
Gross profit	750,941	625,842
Operating expenses:
Advertising	34,360	19,777
Provision for bad debts		15,505
Depreciation	27,149	28,366
Rent	43,716	45,775
Officers' compensation	245,400	130,261
Salaries	134,151	106,407
Telephone	15,897	18,098
Other	233,147	178,310
Net Operating expenses	733,820	542,499
Net income before other income and expenses	17,121	83,343
Other income and (expenses)
Income tax benefit/(expense)	(9,000)	16,000
Gain/(Loss) on disposal of fixed assets	15,545
Net Other income and expenses	6,545	16,000
Net income	$ 23,666	$ 99,343
Net income per common share - Basic and fully diluted	$ 0	$ 0
Weighted average number of shares outstanding - Basic and fully diluted	35,998,083	40,207,791

Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	Treasury Stock Shares	Treasury Stock Amount	Members' Equity (Deficiency)	Retained Earnings (Deficiency)	Total
Balance - January 1, 2010 at Dec. 31, 2009						(10,880)
Net income for the period from January 1, 2010 through July 13, 2010						$ 170,821
Distributions						(142,400)
Conversion from Limited Liability Company to Corporation						(17,541)	17,541	17,541
Sale of stock for cash	40,200,000	4,020						4,020
Sale of stock for cash	10,000	1	2,499					2,500
Net loss for the period from July 14, 2010 through December 31, 2010							(71,478)	(71,478)
Balance - December 31, 2010	40,210,000	4,021	2,499				(53,937)	(47,417)
Cancellation of stock	(27,500,000)	(2,750)	2,750
Purchase of treasury stock, at cost				350,000	(3,500)			(3,500)
Stock dividend (4:1)	49,440,000	4,944					(4,944)
Net income							$ 23,666	$ 23,666
Balance - December 31, 2011 at Dec. 31, 2011	62,150,000	6,215	5,249	350,000	(3,500)		(35,215)	(27,251)

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 23,666	$ 99,343
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation expense	27,149	28,366
Accounts receivable	(20,504)	16,969
Deferred tax assets	9,000	(16,000)
Accounts payable and accrued expenses	(14,453)	35,675
(Gain)/Loss on disposal of equipment	(15,545)
Net cash used by operating activities	9,313	164,353
Cash flows from investing activities:
Purchase of equipment	(119,116)
Proceeds from sale of equipment	60,000
Net cash provided by investing activities	(59,116)
Cash flows from financing activities:
Proceeds from issuance of common stock		6,520
Purchase of treasury stock, at cost	(3,500)
Shareholders' loans	8,000
Distributions to members		(142,400)
Loans payable	37,894	(25,407)
Net cash provided by financing activities	42,394	(161,287)
Net increase in cash	(7,409)	3,066
Cash at beginning of period	12,021	8,955
Cash at end of period	4,612	12,021
Cash paid during the period for:
Interest	10,586	17,555
Income taxes

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Yellow7, Inc. (the "Company") was organized in Texas in January 2008 as a limited liability company. Prior to that date the Company was organized as a general partnership. On July 13, 2010 the Company's' equity structure was converted to that of a corporation. The Company provides software development and web development services to the general public.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured.

Although the Company provides numerous services to its clients the majority of the Company's revenue is derived from website design and development and search engine optimization. Revenue is recognized at the time the product is delivered or the services are performed. Provision for sales discounts and allowances will be estimated based on the Company's historical experience. Revenue is presented net of discounts and allowances.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of trade accounts receivable. The Company minimizes its credit risk by performing credit evaluations of its customers' financial condition. The Company maintains an allowance for doubtful accounts based upon expected collectability.

Accounts Receivable and Allowance for Doubtful Accounts

An allowance for uncollectible accounts is estimated and recorded based on the Company's historical bad debt experience and on management's judgment. The allowance for uncollectible accounts at December 31, 2010 and 2009 was $3,500 and $3,500, respectively.

Furniture and Equipment

Furniture and equipment are stated at cost. Maintenance, repairs and minor renewals are expensed as incurred. Furniture and equipment that is retired or sold, and the related gain or loss, if any, is taken into income currently. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives for computing depreciation are:

Equipment and vehicles	5 - 10 years
Furniture and fixtures	5 - 7 years
Leasehold improvements	5 years

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial Instruments

The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value because of the short maturities of those instruments.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid equity instruments with a maturity of three months or less to be cash equivalents.

Advertising

The Company expenses advertising as incurred. Advertising expenses for the years ended December 31, 2011 and 2010 were $34,360 and $19,777, respectively.

Income Taxes

Until July 12, 2010 the Company was a limited liability company, and therefore was not subject to income tax, as any income or loss was included in the personal returns of the individual members. Accordingly, no provision was made for income taxes in the financial statements through that date. On July 13, 2010 the Company converted its equity structure to that of a corporation at which time it became subject to income tax.

Subsequent to July 12, 2010, deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the deferred tax assets will not be realized. Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.

Income Taxes (continued)

ASC 740, Income Taxes, requires a company to first determine whether it is more likely than not (defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more-likely-than-not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Segment Information

The Company follows Accounting Standards Codification ("ASC") 280, "Segment Reporting". The Company currently operates in a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS).” This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level three fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a significant impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued guidance on the presentation of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives; present items of net income and other comprehensive income in (1) one continuous statement, referred to as the statement of comprehensive income, or (2) in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective as of the beginning of a fiscal year that begins after December 15, 2011. Early adoption is permitted, but full retrospective application is required under both sets of accounting standards. The Company is currently evaluating which presentation alternative it will utilize.

Note 2. FURNITURE AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 2. FURNITURE AND EQUIPMENT

Major classifications of furniture and equipment as at December 31, 2009 and 2008 are as follows:

	2011	2010
Vehicles	$158,523	$138,195
Equipment	21,154	21,154
Furniture and fixtures	9,070	9,070
	188,747	168,419
Accumulated depreciation	(35,421)	(34,239)
	$153,326	$134,180

Depreciation expense for the years ended December 31, 2011 and 2010 was $27,419 and $28,366, respectively.

Note 3. LOAN PAYABLE STOCKHOLDER	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3. LOAN PAYABLE STOCKHOLDER	In December 2011 a stockholder and officer of the Company lent the Company $8,000. The loan bears no interest and is due on demand.

Note 4. LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 4. LOANS PAYABLE

At December 31, 2011 and 2010, the Company was obligated for the following loans:

	2011	2010

4.90% Loan payable due in 60 equal monthly installments of $1,068 through December 2016; secured by vehicle	$56,602	$-

4.90% Loan payable due in 60 equal monthly installments of $1,031 through December 2016; secured by vehicle	54,631	-

10.99% Loan payable due in 60 equal monthly installments of $1,081 through March 2014; secured by vehicle	-	35,290

10.99% Loan payable due in 60 equal monthly installments of $1,000 through March 2014; secured by vehicle	-	32,654

10.50% Term loan payable due in 61 equal monthly installments of $623 through October 2011	-	2,970

8.00% Loan payable due in 144 equal monthly installments of $383 through October 2020; secured by motor home	30,662	33,087
	141,895	104,001
Less current portion	(22,136)	(23,392)
	$119,759	$80,609

Future minimum maturities of long term debt are as follows:

Year	Amount
2010	$ 22,317
2011	23,732
2012	25,005
2013	26,351
2014	27,752
Thereafter	16,738
$ 141,895

Note 5. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 5. STOCKHOLDERS' EQUITY

In July 2010, when the Company changed its equity structure to that of a corporation it issued 40,200,000 shares of common stock at par value for cash.

In August 2010 the Company issued 10,000 shares of common stock at $0.25 for cash.

In July 2011, two stockholders returned a total of 27,500,000 to the Company. The shares were then cancelled.

In July 2011, the Company purchased 350,000 shares from a stockholder at $0.01 per share ($3,500). These shares have been recorded as treasury stock by the Company at cost.

In July 2011, the Company declared a 4:1 stock dividend and issued 49,440,000 shares of common stock to stockholders of record as of July 22, 2011.

Note 6. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6. RELATED PARTY TRANSACTIONS

In November 2011, the Company signed a five year lease for its offices with a managing member of the Company. The lease, terminates in October 2016 calls for monthly rental payments of $3,337. Rent expense for the years ended December 31, 2011 and 2010 was $36,966 and $44,253, respectively.

Future minimum annual rentals under the terms of this lease are as follows:

Year	Amount
2012	$ 33,370
2013	40,044
2014	40,044
2015	40,044
2016	33,370
$ 186,872